SUPPLEMENTAL FINANCIAL INFORMATION (Details 4) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfEmployeeBenefitPlansLineItems [Line Items]
Employee benefit expense	$ (11,262)	$ (10,091)
Salaries and short-term employee benefits
DisclosureOfEmployeeBenefitPlansLineItems [Line Items]
Employee benefit expense	(8,407)	(8,236)
Share-based compensation
DisclosureOfEmployeeBenefitPlansLineItems [Line Items]
Employee benefit expense	(2,222)	(1,835)
Termination benefits
DisclosureOfEmployeeBenefitPlansLineItems [Line Items]
Employee benefit expense	$ (633)	$ (20)